Quarterly Holdings Report
for

Fidelity® Series Value Discovery Fund

October 31, 2019

EDT-QTLY-1219
1.950997.106

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
COMMUNICATION SERVICES - 11.0%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	747,941	$45,227,992
Entertainment - 3.8%
Activision Blizzard, Inc.	1,172,011	65,667,776
Electronic Arts, Inc. (a)	531,758	51,261,471
Lions Gate Entertainment Corp. Class B	2,263,806	16,955,907
The Walt Disney Co.	1,185,135	153,972,739
		287,857,893
Interactive Media & Services - 0.7%
Alphabet, Inc. Class A (a)	39,691	49,963,031
Media - 5.0%
Comcast Corp. Class A	5,910,504	264,908,789
Fox Corp. Class A	1,085,810	34,789,352
Interpublic Group of Companies, Inc.	3,628,714	78,924,530
		378,622,671
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	789,953	65,297,515

TOTAL COMMUNICATION SERVICES		826,969,102

CONSUMER DISCRETIONARY - 4.0%
Auto Components - 0.3%
Lear Corp.	203,813	24,003,057
Internet & Direct Marketing Retail - 0.6%
eBay, Inc.	1,380,747	48,671,332
Multiline Retail - 1.6%
Dollar General Corp.	730,039	117,054,453
Textiles, Apparel & Luxury Goods - 1.5%
PVH Corp.	757,885	66,057,257
Tapestry, Inc.	1,679,155	43,422,948
		109,480,205

TOTAL CONSUMER DISCRETIONARY		299,209,047

CONSUMER STAPLES - 7.7%
Beverages - 1.1%
C&C Group PLC (United Kingdom)	137,354	676,102
PepsiCo, Inc.	594,880	81,599,690
		82,275,792
Food & Staples Retailing - 3.2%
Sysco Corp.	1,186,124	94,735,724
U.S. Foods Holding Corp. (a)	1,029,830	40,853,356
Walmart, Inc.	897,943	105,292,796
		240,881,876
Food Products - 1.7%
Danone SA	945,048	78,289,008
Seaboard Corp.	1,101	4,645,218
The J.M. Smucker Co.	432,245	45,679,652
		128,613,878
Personal Products - 0.7%
Unilever NV (NY Reg.)	843,148	49,948,088
Tobacco - 1.0%
Altria Group, Inc.	1,670,200	74,808,258

TOTAL CONSUMER STAPLES		576,527,892

ENERGY - 8.0%
Energy Equipment & Services - 0.5%
Baker Hughes, A GE Co. Class A	1,682,236	35,999,850
Oil, Gas & Consumable Fuels - 7.5%
Chevron Corp.	1,578,776	183,359,045
Dynagas LNG Partners LP	783,700	1,684,955
Exxon Mobil Corp.	2,913,765	196,883,101
GasLog Partners LP	2,419,658	47,933,425
Golar LNG Ltd.	1,196,633	16,477,636
Golar LNG Partners LP (b)	4,110,045	41,840,258
Hoegh LNG Partners LP	1,265,854	18,861,225
Teekay LNG Partners LP	2,532,567	36,443,639
Teekay Offshore Partners LP	13,899,065	21,404,560
		564,887,844

TOTAL ENERGY		600,887,694

FINANCIALS - 27.7%
Banks - 12.2%
Huntington Bancshares, Inc.	3,470,588	49,039,408
M&T Bank Corp.	534,844	83,719,131
PNC Financial Services Group, Inc.	1,257,815	184,521,461
SunTrust Banks, Inc.	1,715,651	117,247,589
U.S. Bancorp	3,569,553	203,535,912
Wells Fargo & Co.	5,413,322	279,489,815
		917,553,316
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	478,731	38,241,032
Goldman Sachs Group, Inc.	549,449	117,241,428
Invesco Ltd.	1,368,324	23,015,210
State Street Corp.	885,539	58,507,562
		237,005,232
Consumer Finance - 2.1%
Capital One Financial Corp.	700,074	65,281,901
Discover Financial Services	1,141,634	91,627,545
		156,909,446
Diversified Financial Services - 3.9%
Berkshire Hathaway, Inc. Class B (a)	1,393,666	296,265,519
Insurance - 3.9%
Allstate Corp.	482,403	51,337,327
Chubb Ltd.	607,139	92,540,126
FNF Group	1,105,317	50,667,731
The Travelers Companies, Inc.	741,270	97,150,846
		291,696,030
Mortgage Real Estate Investment Trusts - 2.4%
AGNC Investment Corp.	6,080,313	103,669,337
MFA Financial, Inc.	10,050,390	76,282,460
		179,951,797

TOTAL FINANCIALS		2,079,381,340

HEALTH CARE - 18.0%
Biotechnology - 5.0%
AbbVie, Inc.	655,989	52,183,925
Amgen, Inc.	751,798	160,320,924
Celgene Corp. (a)	1,490,996	161,072,298
		373,577,147
Health Care Providers & Services - 8.4%
Anthem, Inc.	330,526	88,937,936
Centene Corp. (a)	2,334,603	123,920,727
Cigna Corp.	844,807	150,764,257
CVS Health Corp.	1,186,934	78,800,548
Humana, Inc.	163,722	48,167,012
UnitedHealth Group, Inc.	538,344	136,039,529
		626,630,009
Pharmaceuticals - 4.6%
Allergan PLC	637,694	112,304,290
Bristol-Myers Squibb Co.	1,038,752	59,593,202
Roche Holding AG (participation certificate)	333,839	100,470,844
Sanofi SA sponsored ADR	1,615,478	74,441,226
		346,809,562

TOTAL HEALTH CARE		1,347,016,718

INDUSTRIALS - 5.2%
Aerospace & Defense - 2.4%
General Dynamics Corp.	514,117	90,895,886
Harris Corp.	216,459	44,657,656
United Technologies Corp.	331,534	47,601,652
		183,155,194
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc. (c)	599,757	45,365,619
Electrical Equipment - 0.6%
Siemens Gamesa Renewable Energy SA	1,454,288	19,990,748
Vestas Wind Systems A/S	268,368	21,863,354
		41,854,102
Machinery - 1.0%
Ingersoll-Rand PLC	574,671	72,920,003
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	1,213,629	47,986,891

TOTAL INDUSTRIALS		391,281,809

INFORMATION TECHNOLOGY - 5.2%
Communications Equipment - 0.5%
Cisco Systems, Inc.	797,375	37,883,286
Electronic Equipment & Components - 2.0%
Arrow Electronics, Inc. (a)	459,563	36,434,155
Avnet, Inc.	742,198	29,361,353
TE Connectivity Ltd.	935,738	83,748,551
		149,544,059
IT Services - 2.1%
Amdocs Ltd.	1,063,738	69,355,718
Cognizant Technology Solutions Corp. Class A	1,180,279	71,926,202
The Western Union Co.	753,341	18,878,725
		160,160,645
Software - 0.6%
Symantec Corp.	1,911,128	43,726,609

TOTAL INFORMATION TECHNOLOGY		391,314,599

MATERIALS - 2.2%
Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	4,186,122	65,554,671
Metals & Mining - 1.3%
Newmont Goldcorp Corp.	2,537,229	100,804,108

TOTAL MATERIALS		166,358,779

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Simon Property Group, Inc.	431,694	65,047,652
Real Estate Management & Development - 1.4%
CBRE Group, Inc. (a)	1,970,772	105,534,841

TOTAL REAL ESTATE		170,582,493

UTILITIES - 4.8%
Electric Utilities - 4.8%
Exelon Corp.	3,346,106	152,214,362
OGE Energy Corp.	1,524,933	65,663,615
Southern Co.	2,206,276	138,245,254
		356,123,231
TOTAL COMMON STOCKS
(Cost $6,699,381,717)		7,205,652,704

Nonconvertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Dynagas LNG Partners LP 9.00%
(Cost $1,378,198)	82,472	1,832,569

Other - 0.2%
Other - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)	30,363,144	2,671,137
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (d)(e)(f)	26,245,992	17,059,895
TOTAL OTHER
(Cost $39,371,164)		19,731,032

Money Market Funds - 5.6%
Fidelity Cash Central Fund 1.83% (g)	363,599,510	363,672,230
Fidelity Securities Lending Cash Central Fund 1.84% (g)(h)	53,532,522	53,537,875
TOTAL MONEY MARKET FUNDS
(Cost $417,206,961)		417,210,105
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $7,157,338,040)		7,644,426,410
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(145,438,223)
NET ASSETS - 100%		$7,498,988,187

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $19,731,032 or 0.3% of net assets.

 (f) Level 3 security

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 10/30/18	$13,125,172
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 10/30/18	$26,245,992

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,990,165
Fidelity Securities Lending Cash Central Fund	69,968
Total	$5,060,133

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
GasLog Partners LP	$56,470,872	$758,377	$1,998,911	$4,113,670	$(677,774)	$(6,619,139)	$--
Golar LNG Partners LP	54,402,660	513,485	--	4,923,035	--	(13,075,887)	41,840,258
Hoegh LNG Partners LP	21,914,240	394,856	--	1,649,584	--	(3,447,871)	--
Total	$132,787,772	$1,666,718	$1,998,911	$10,686,289	$(677,774)	$(23,142,897)	$41,840,258

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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